CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 CNY (¥) ¥ / shares	Jun. 30, 2024 CNY (¥) ¥ / shares
OPERATIONS
Administrative expenses	$ (438)	¥ (3,141)	¥ (3,996)
Other income
Fair value gain on financial instruments	261	1,875	3,862
Finance costs	(1)	(9)	(30)
Finance income		1	42
LOSS BEFORE INCOME TAX	(178)	(1,274)	(122)
Income tax expense
LOSS FOR THE PERIOD	(178)	(1,274)	(122)
ATTRIBUTABLE TO:
Owners of the Company	(178)	(1,274)	(122)
Non-controlling interests
LOSS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY:
Basic Loss per share | (per share)	$ (0.14)	¥ (1.01)	¥ (0.10)
Diluted Loss per share | (per share)	$ (0.14)	¥ (1.01)	¥ (0.10)